SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands						1 Months Ended								12 Months Ended
	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 28, 2023 CNY (¥)	Jun. 28, 2023 USD ($)	Apr. 30, 2023 USD ($)	Jul. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Jul. 31, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 29, 2023 $ / shares	Jun. 28, 2023 USD ($)	Apr. 04, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
SUBSEQUENT EVENTS
Long-term debt | ¥																						¥ 233,000
Repayment of long term debt														¥ 51,900	$ 7,555,000	¥ 58,956
Aggregate purchase amount of convertible preferred shares													$ 165,000,000.0	758,252		239,452
Fair Value Impact Of Issuance Of Senior Convertible Preferred Shares														242,733	$ 35,345,000	¥ 186,231
58.com | ADS | 2024 Notes
SUBSEQUENT EVENTS
Price per share sold | $ / shares											$ 10.3
Sale of stock price per share prior to ADS ratio change | $ / shares											$ 1.03
NIO Capital and Joy Capital
SUBSEQUENT EVENTS
Aggregate purchase amount of convertible preferred shares | $													$ 315,000,000.0
Nio Capital
SUBSEQUENT EVENTS
Subscription receivable from shareholders | $																					$ 81,600,000
Number of senior convertible preferred shares issued | shares												714,285,714
Aggregate purchase amount of convertible preferred shares | $									$ 8,400,000	$ 9,900,000	$ 71,400	$ 100,000,000.0
Forecast | Nio Capital
SUBSEQUENT EVENTS
Subscription receivable from shareholders | $																	$ 18,400,000
Inventory-Pledged Financing Agreements
SUBSEQUENT EVENTS
Finance amount														¥ 250,000							$ 36,400,000
Supplemental Agreement
SUBSEQUENT EVENTS
Debt instrument maturity date														June 2023 to November 2023	June 2023 to November 2023
Subsequent Event | NIO Capital and Joy Capital
SUBSEQUENT EVENTS
Conversion price | $ / shares		$ 0.0457
Number of senior convertible preferred shares issued | shares	261,810,806	261,810,806
Subsequent Event | NIO Capital and Joy Capital | ADS
SUBSEQUENT EVENTS
Conversion price | $ / shares		$ 1.37
Subsequent Event | Nio Capital
SUBSEQUENT EVENTS
Long-term debt | $					$ 61,600,000			$ 61,600,000												$ 61,600,000
Subscription receivable from shareholders | $					18,400,000			18,400,000												$ 20,000,000
Subscription amount received from shareholders | $					$ 1,600,000			$ 1,600,000
Subsequent Event | Alpha and Joy Capital
SUBSEQUENT EVENTS
Conversion price | $ / shares		$ 0.3433
Aggregate purchase amount of convertible preferred shares | $		$ 21,964,754
Subsequent Event | Alpha and Joy Capital | ADS
SUBSEQUENT EVENTS
Conversion price | $ / shares		$ 10.3
Subsequent Event | Supplemental Agreement
SUBSEQUENT EVENTS
Face value of debt			¥ 30,000																$ 4,400,000
Periodic payment			¥ 5,000	$ 700,000
Frequency of periodic payments			6 monthly	6 monthly
Repayment of long term debt | ¥						¥ 5,000	¥ 5,000
Subsequent Event | 2023 Warrant Agreement
SUBSEQUENT EVENTS
Fair Value Impact Of Issuance Of Senior Convertible Preferred Shares	¥ 38,200	$ 5,500,000
Subsequent Event | 2023 Warrant Agreement | Alpha and Joy Capital
SUBSEQUENT EVENTS
Conversion price | $ / shares		$ 0.0457																$ 0.3433
Number of senior convertible preferred shares issued | shares	480,629,186	480,629,186
Aggregate purchase amount of convertible preferred shares | $		$ 21,964,754
Subsequent Event | 2023 Warrant Agreement | Alpha and Joy Capital | ADS
SUBSEQUENT EVENTS
Price per share sold | $ / shares		$ 1.37																10.3
Sale of stock price per share prior to ADS ratio change | $ / shares																		$ 1.03